Lease revenue (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	18 years
2022	$ 5,795,836
2023	5,578,759
2024	5,318,652
2025	4,737,068
2026	4,231,210
Thereafter	15,355,925
Contracted minimum future lease receivables	$ 41,017,450